Vessel revenue (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Revenue Sources
Revenue Sources

	For the year ended December 31,
In thousands of U.S. dollars	2018	2017	2016
Pool revenue	$543,784	$458,730	$485,003
Time charter revenue	34,015	37,411	36,694
Voyage revenue (spot market)	7,248	16,591	—
Other revenue	—	—	1,050
	$585,047	$512,732	$522,747